TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Derivative assets	$ 917,434	$ 768,686
Forward contracts
Disclosure of financial assets [line items]
Derivative assets	765,419	617,870
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	30,706	599,987
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	734,460	17,811
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets	150	50
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	103	22
Swap
Disclosure of financial assets [line items]
Derivative assets	108,163	91,727
Cross currency
Disclosure of financial assets [line items]
Derivative assets	34,682	48,546
Interest rate
Disclosure of financial assets [line items]
Derivative assets	73,481	43,181
Options Contracts
Disclosure of financial assets [line items]
Derivative assets	43,852	59,089
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	43,069	$ 59,089
Options Contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	$ 783